Summary of Significant Accounting Policies - Schedule of Suppliers or Subcontractors Accounts Payable (Details) - Supplier Concentration Risk [Member] - Accounts Payable [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subcontractor A [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Percentage of accounts payable (%)	27.00%	22.00%
Subcontractor B [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Percentage of accounts payable (%)	8.00%	12.00%
Subcontractor C [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Percentage of accounts payable (%)		12.00%